Intangible Assets	9 Months Ended
Sep. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Intangible Assets
12	Intangible Assets

	As of December 31, 2021	Additions	Amortizations	As of September 30, 2022
Goodwill	618	-	-	618
Softwares	75	11	(12)	74
Commercial rights (i)	1,136	3,141	(7)	4,270
Trade name	39	-	-	39
Subtotal	1,868	3,152	(19)	5,001
Lease - right of use:
Assets and rights	19	-	(2)	17
Subtotal	19	-	(2)	17
Total	1,887	3,152	(21)	5,018

	As of December 31, 2020	Additions	Amortizations	As of September 30, 2021
Goodwill	618	-	-	618
Softwares	70	12	(10)	72
Commercial rights	310	26	(5)	331
Trade name	39	-	-	39
Total	1,037	38	(15)	1,060

(i)	In the nine-month period ended September 30, 2022, the column Additions includes amounts related to the acquisition of the 46 commercial points of Extra Hiper stores, in the amount of R$3,132 (see note 1.1.).

	As of
	As of September 30, 2022			December 31, 2021
	Historical cost	Accumulated amortization	Net amount	Historical cost	Accumulated amortization	Net amount
Goodwill	871	(253)	618	871	(253)	618
Softwares	144	(70)	74	133	(58)	75
Commercial rights	4,300	(30)	4,270	1,160	(24)	1,136
Trade name	39	-	39	39	0	39
	5,354	(353)	5,001	2,203	(335)	1,868
Lease - right of use:
Assets and rights	27	(10)	17	28	(9)	19
Total of intangible assets	5,381	(363)	5,018	2,231	(344)	1,887

12.1	Impairment test of intangible assets with an indefinite useful life, including goodwill

The impairment test of intangible assets uses the same practices described in note 13.1 to the financial statements of December 31, 2021.

The Company monitored the plan used to assess impairment as of December 31, 2021 and concluded that no events occurred indicating impairment or the need for a new valuation as of September 30, 2022.

12.2	Additions to intangible assets for cash flow presentation purpose are as follows

	As of September 30,
	2022	2021
Additions	3,152	38
Acquisition of intangible assets – Additions	(3,132)	-
Acquisition of intangible assets - Payments	609	-
Total	629	38